Note 7 - Other Operating Expenses (Income)	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Other Operating Income and Expense [Text Block]

7. Other operating expenses / (income)

For the six-month period ended June 30, 2022 the Company recorded other operating expenses of $0.35 million that relates to the settlement of accounts with charterers. For the six-month period ended June 30, 2023, the Company recorded other operating income of $1.4 million that relates to loss of hire insurance for two of our vessels.